Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 12 - Subsequent Events

On July 1, 2015, the Company issued 50,000 shares of Common Stock to a consultant for investor relations services.

On July 2, 2015, the Company entered into Option Cancellation and Release Agreements (each, a “Cancellation Agreement”) with each of Charles Allen, its Chief Executive Officer, Chief Financial Officer and Chairman, and Michal Handerhan, its Chief Operating Officer and corporate secretary (collectively, the “Company Option Holders”) pursuant to which Mr. Allen and Mr. Handerhan agreed to return to the Company for cancellation, options to purchase up to 9,500,000 and 2,950,000 shares respectively (or 12,450,000 shares in the aggregate) of the Company’s Common Stock, par value $0.001 per share, with an exercise price of $0.10.

On July 23, 2015, the Company issued 17,000 shares of Common Stock to a consultant for investor relations services.

On July 23, 2015, the Company issued 370,000 shares of Common Stock to various independent contractors for services provided at our facility in North Carolina.

On July 24, 2015, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which the Company merged with its wholly owned subsidiary (the “Merger Sub” and the merger transaction, the “Merger”). Upon the consummation of the Merger, the separate existence of the Merger Sub ceased.

On July 28, 2015, the Company released a press release announcing the Name Change.

In July 2015, we partially released certain former members of our management team from their lock-up agreements dated October 10, 2014 accounting for 2,189,240 shares of Common Stock.

Note 12 - Subsequent Events

On January 14, 2015, the Company and Coin Outlet executed an amendment (the “Warrant Amendment”) to the warrant previously issued by Coin Outlet to the Company on October 2, 2014 to change the expiration date of such warrant from January 15, 2015 to December 31, 2015.

On January 19, 2015, Michal Handerhan, the Company’s Chief Operating Officer and Timothy Sidie, the Company’s co-founder and lead developer loaned the Company $20,000 and $45,000 respectively pursuant to Promissory Notes (the “Notes”).  The Notes bears interest at the rate of 2% per annum and mature on December 31, 2015.  The Notes may be prepaid, at the option of the Company, without premium or penalty, in whole or in part at any time or from time to time prior to the in maturity.

On January 19, 2015, the Company entered into a Convertible Note Purchase Agreement (the “Purchase Agreement”) with Coin Outlet, Inc. (“Coin Outlet”) pursuant to which the Company purchased a convertible promissory note in the principal amount of $100,000 (the “Coin Outlet Note”).  The Coin Outlet Note accrues interest at 4% per annum and matures on January 31, 2016.  The Coin Outlet Note will convert, on or before the maturity date, upon the occurrence of Coin Outlet’s next equity financing (or series of financings) in which Coin Outlet receives gross proceeds of at least $1 million (the “Trigger Financing”).  Upon the occurrence of a Trigger Financing, all outstanding principal on the Coin Outlet Note (and, at the Coin Outlet’s option, accrued but unpaid interest thereon), will convert into such Coin Outlet securities sold in the Trigger Financing at a price per share equal to 80% of the per share price of the securities sold in the Trigger Financing (the “Note Conversion Price”).  In the event the Note Conversion Price exceeds the quotient of (x) $6 million divided by (y) Coin Outlet’s fully diluted capitalization (as calculated in the Coin Outlet Note) (such quotient, the “Fully Diluted Value”), then the Note Conversion Price shall equal the per share price of the securities sold in the Trigger Financing and Coin Outlet shall issue such additional number of shares of Coin Outlet to the Company such that the average purchase price per share of Coin Outlet common stock (including shares of Coin Outlet common stock issuable upon conversion of the Coin Outlet Note into the Trigger Financing) is equal to the Fully Diluted Value.

On January 19, 2015 (the “Closing Date”), Bitcoin Shop, Inc. (the “Company”) sold an aggregate of 4,330,000 Units (each a “Unit”) in a private placement (the “Private Placement”) of its securities to certain investors (the “Investors”) at a purchase price of $0.10 per Unit pursuant to subscription agreement (the “Subscription Agreements”) for an aggregate purchase price of $433,000.  Each Unit in the Private Placement consists of (i) one share of common stock, par value $0.001 per share (the “Common Stock”) and (ii) a warrant to purchase 2.5 shares of Common Stock at an exercise price of $0.10 per share.  The Units are subject to a “Most Favored Nations” provision and the Warrants are subject to price protection in the event of lower priced issuances for a period of twenty four months from the Closing Date in the event the Company issues Common Stock or securities convertible into or exercisable for shares of Common Stock at a price per share or conversion or exercise price per share which shall be less than $0.10 per share, subject to certain customary exceptions.  Additionally, the shares of Common Stock issued as part of the Unit and issuable upon exercise of the Warrants are subject to demand and piggy back registration rights.  The Warrant may be exercised on a cashless basis in the event there is no effective registration statement covering the resale of the Common Stock issuable upon exercise of the Warrants.  The Warrants may be called for cancelation by the Company if: (i) the price per share exceeds $0.20 for 15 consecutive trading days, and (ii) the average daily dollar trading volume for such 15 consecutive trading days exceeds $50,000 per trading day.

Charles Allen, the Company’s Chief Executive Officer, and Michal Handerhan, the Company’s Chief Operating Officer each purchased 50,000 Units in the Private Placement.

On January 23, 2015, BTCS Digital Manufacturing, a wholly owned subsidiary of the Company, purchased one hundred Spondoolies S35 digital currency mining servers from Spondoolies Tech Ltd. (“Spondoolies”) for $218,500 (the “Purchase Price”) pursuant to a purchase order agreement (the “Purchase Agreement”).  $25,000 of the total Purchase Price was paid in the form of 250,000 shares of the Company’s common Stock.

On January 26, 2015, the Company entered into a Share Redemption Agreement and Release (the “Redemption Agreement”) with Charles Kiser, its Executive Vice President pursuant to which Mr. Kiser agreed to return an aggregate of 250,000 shares of the Company’s Common Stock, held by him to the Company for cancellation in consideration for an aggregate payment of $2,500.

On January 28, 2015, the Company entered into a commercial lease agreement (the “Lease”). The term of the Lease commenced on January 26, 2015 and ends on January 25, 2017. The annual rental fee for the first and second year will be $58,271 and $66,750, respectively. The Company also has the option to purchase the property during the second year of the Lease term for a purchase price of $775,000.

On February 18, 2015, the Company issued 326,923 and 71,900 shares of Common Stock at a per share price of $0.26, to Sichenzia Ross Friedman Ference LLP (“SRFF”) and Alliance Funds LLC (“AF”), respectively. The shares were issued pursuant to conversion agreements (the “Conversion Agreements”) for an aggregate conversion amount of $103,694 (the “Conversion Amount”).  The Conversion Amount was in consideration for settling outstanding legal and investor relation fee balances of $85,000 and $18,694 owed to SRFF and Capital Markets Group an affiliate of AF, respectively.  The Common Stock is subject to price protection in the event of lower priced issuances for a period of one year from the Conversion Date in the event the Company issues Common Stock or securities convertible into or exercisable for shares of Common Stock at a price per share or conversion or exercise price per share which shall be less than $0.26 per share, subject to certain customary exceptions.  Additionally, the shares of Common Stock issued are subject to demand and piggy back registration rights.

On February 20, 2015, BTCS Digital Manufacturing, a wholly owned subsidiary of the Company, purchased from a seller (the “Seller”) used digital currency mining servers comprised primarily of Spondoolies hardware for $14,480 (the “Purchase Price”) pursuant to a purchase agreement (the “Purchase Agreement”).  The Purchase Price was paid in the form of 55,693 shares of the Company’s restricted Common Stock at a per share price of $0.26.  Additionally, the shares of Common Stock issued are subject to demand and piggy back registration rights.

On March 5, 2015, the Company issued of 153,846 shares of Common Stock at a per share price of $0.26, to Chord Advisors, LLC (“Chord”).  The shares were issued pursuant to a conversion agreement (the “Conversion Agreement”) for an aggregate conversion amount of $40,000 (the “Conversion Amount”).  The Conversion Amount was in consideration for settling a balance of $30,000 and for the prepayment of $10,000 for advisory services for March 2015 and April 2015.  The Common Stock is subject to price protection in the event of lower priced issuances for a period of one year from the Conversion Date in the event the Company issues Common Stock or securities convertible into or exercisable for shares of Common Stock at a price per share or conversion or exercise price per share which shall be less than $0.26 per share, subject to certain customary exceptions.  Additionally, the shares of Common Stock issued are subject to demand and piggy back registration rights.

On March 26, 2015 the Company acquired 166,756 shares (an additional 2% equity ownership) of Coin Outlet from Eric Grill, Coin Outlet’s CEO, for 701,966 shares of the Company’s common stock.  The Company now owns approximately 4.2% of Coin Outlet’s equity and has the ability to own up to 11% upon exercise of its previously issued option and warrant.  Mr. Grill entered into a lock-up agreement with the Company with respect to his shares, pursuant to the lockup agreement Mr. Grill is prohibited from the sale of any his shares until after February 5, 2017.